   As filed with the Securities and Exchange Commission on October 12, 2005.
                                                          File No. 333-91921
                                                                    811-9295

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                  [ ]
                                     --------
         Post-Effective Amendment No.    18                           [X]
                                      --------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.   200                                 [X]
                                -------


                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-5445
                   (Address of Depositor's Principal Offices)

                                 (860) 843-5445
               (Depositor's Telephone Number, Including Area Code)

                               Christopher M. Grinnell
                   Hartford Life and Annuity Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

   _____  immediately upon filing pursuant to paragraph (b) of Rule 485
   __X__  on November 1, 2005, pursuant to paragraph (b) of Rule 485
   _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
   _____  on _______, pursuant to paragraph (a)(1) of Rule 485
   _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectuses and Statements of Additional Information (including all financial statements) for the variable annuities in the Registration Statement on Form N-4 (333-91921) are incorporated in Part A of this Post-Effective Amendment No. 18, by reference to Post-Effective Amendment No. 17, as filed on May 6, 2005, and declared effective on May 6, 2005.

A Supplement to the aforementioned prospectuses, dated November 1, 2005, is included in Part A of this Post-Effective Amendment No. 18.

                                    PART A

                       HARTFORD LEADERS PLUS (SERIES I AND IR)
                  HARTFORD LEADERS SOLUTION PLUS (SERIES I AND IR)
                             SEPARATE ACCOUNT SEVEN
                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               FILE NO. 333-91921



     SUPPLEMENT DATED NOVEMBER 1, 2005 TO THE PROSPECTUS DATED MAY 6, 2005

              SUPPLEMENT DATED NOVEMBER 1, 2005 TO YOUR PROSPECTUS

Effective November 1, 2005, the prospectuses for the underlying Funds may no longer be bound together with the prospectus for your Contract. You may obtain a copy of the Fund's prospectus by contacting us.

Effective November 1, 2005, the following changes are made to disclosure in the Section entitled "The Contract:"

Under the sub-section entitled "What Restrictions Are There on My Ability to Make a Sub-Account Transfer?" the last paragraph is deleted and replaced with the following:

         Hartford attempts to curb frequent transfers in the following ways:

         x        20 Transfer Rule; and
         x        Abusive Transfer Policy.

Under the sub-section entitled "Abusive Transfer Policy," the following is added as the fifth bullet in the second paragraph:

     -- the policies and procedures of a potentially affected underlying Fund regarding frequent trading.

Under the sub-section entitled "Abusive Transfer Policy," the following disclosure is added as the last paragraph:

          Upon request by an underlying Fund, and subject to applicable law, we may provide the underlying Fund with the Tax Identification Number, and other identifying information contained in our records, of Contract Owners that engaged in Sub-Account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying Fund.

Under the sub-section entitled "Third Party Transfer Service
Agreements," the first sentence is deleted and replaced with the following:

          In the past, Contract Owners that made an initial Premium Payment of $1 million or more, or who were acting on behalf of multiple Contract Owners with aggregate Contract values of $2 million or more, were required to sign a separate agreement with us that included additional restrictions on their ability to request Sub-Account transfers.

Effective November 1, 2005, the following changes are made to disclosure in the Section entitled "Legal Matters:"

The third sentence of the first paragraph is deleted and replaced as follows:

          The Hartford, which includes Hartford Life Insurance Company ("HLIC") and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investment Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.

The second and third paragraphs are deleted and replaced as follows:

          The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. In February 2005, The Hartford agreed in principle with the Boards of Directors of the funds to indemnify the funds for any material harm caused to the funds from frequent trading by these owners. The specific terms of the indemnification have not been determined.

          To date, neither the SEC's and New York Attorney General's market timing investigation nor the SEC's directed brokerage investigation has resulted in either regulator initiating any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The potential timing of any such action is difficult to predict. Based on The Hartford's discussions with the SEC and the New York Attorney General's Office and its own analysis, Hartford Life, Inc. ("Hartford Life"), an indirect subsidiary of The Hartford, recorded a charge of $66 million to establish a reserve for these matters during the first quarter of 2005. This reserve is an estimate; in view of the uncertainties regarding the timing and outcome of any payments relating to these types of regulatory investigations, as well as the tax-deductibility, if any, and any potential deferred acquisition cost effects (though no deferred acquisition cost effects are included in this estimate) that may be applicable, it is possible that the ultimate cost to Hartford Life of these matters may exceed or be below the reserve amount, perhaps by a significant amount. It is reasonably possible that HLIC, an indirect subsidiary of Hartford Life, may ultimately be liable for all or a portion of the ultimate cost to Hartford Life. However, the ultimate liability of the Company, if any, is not reasonably estimable at this time.

          The Hartford has received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. Additionally, The Hartford has received a subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a sub-account of a tax-qualified plan or was subsequently put into a tax qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in connection with these matters.

          Also, The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. Further, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV- 5284

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a) Principal Underwriter Agreement.(2)

          (3)  (b) Form of Dealer Agreement.(3)

          (4)  Form of Individual Flexible Premium Variable Annuity Contract.(3)

          (5)  Form of Application.(4)

          (6)  (a) Articles of Incorporation of Hartford.(5)

          (6)  (b) Bylaws of Hartford.(5)

          (7)  Not applicable.

          (8)  Form of Fund Participation Agreement.(6)

          (9) Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

          (10) (a) Consent of Deloitte & Touche LLP.

          (11) No financial statements are omitted.

          (12) Not applicable.

          (99) Copy of Power of Attorney.

----------

     (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

     (2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

     (3) Incorporated by reference to Post Effective Amendment No. 19, to the Registration Statement File No. 33-73570, filed on April 14, 1997.

     (4) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement File No. 333-91921, filed on February 22, 2000.

     (5) Incorporated by reference to Post Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.

     (6) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement File No. 333-91921, filed on August 25, 2000.

Item 25.     Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President and Deputy Chief Financial Officer
-------------------------------------------- -------------------------------------------------------------------------
Richard G. Costello                          Vice President and Secretary
-------------------------------------------- -------------------------------------------------------------------------
Rochelle S. Cummings                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Christopher M. Grinnell                      Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Susan M. Hess                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
George R. Jay                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Thomas P. Kalmbach                           Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Kenneth A. McCullum                          Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President and Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Jonathan L. Mercier                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalik                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Wade A. Seward                               Vice President
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
James E. Trimble                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Executive Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant. Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement File No. 333-119414, filed on March 31, 2005.

Item 27.  Number of Contract Owners

          As of August 31, 2005, there were 195,932 Contract Owners.

Item 28.  Indemnification

          Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to
          Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

          Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

          1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

              A.  conducted himself in good faith;
              B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
              C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

          2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

          In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

              A.  conducted himself in good faith;
              B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
              C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

          Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account One
               Hartford Life Insurance Company - Separate Account Two
               Hartford Life Insurance Company - Separate Account Two (DC
                    Variable Account I)
               Hartford Life Insurance Company - Separate Account Two (DC
                    Variable Account II)
               Hartford Life Insurance Company - Separate Account Two (QP
                    Variable Account)
               Hartford Life Insurance Company - Separate Account Two (Variable
                    Account "A")
               Hartford Life Insurance Company - Separate Account Two (NQ
                    Variable Account)
               Hartford Life Insurance Company - Separate Account Ten
               Hartford Life Insurance Company - Separate Account Three
               Hartford Life Insurance Company - Separate Account Five
               Hartford Life Insurance Company - Separate Account Seven
               Hartford Life Insurance Company - Separate Account Eleven Hartford Life Insurance Company - Separate Account Twelve Hartford Life and Annuity Insurance Company - Separate Account
                    One
               Hartford Life and Annuity Insurance Company - Separate Account
                    Ten
               Hartford Life and Annuity Insurance Company - Separate Account
                    Three
               Hartford Life and Annuity Insurance Company - Separate Account
                    Five
               Hartford Life and Annuity Insurance Company - Separate Account
                    Six
               Hartford Life and Annuity Insurance Company - Separate Account
                    Seven
               Hart Life Insurance Company - Separate Account One
               Hart Life Insurance Company - Separate Account Two
               American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Nutmeg Life Insurance Company - Separate Account one
               Servus Life Insurance Company - Separate Account One
               Servus Life Insurance Company - Separate Account Two

          (b)  Directors and Officers of HSD

                                                    POSITIONS AND OFFICES
                      NAME                            WITH UNDERWRITER
                      ----                            ----------------
               David A. Carlson                Senior Vice President and Deputy
                                               Chief Financial Officer
               Richard G. Costello             Vice President and Secretary
               George R. Jay                   Chief Broker-Dealer Compliance Officer
               Stephen T. Joyce                Vice President
               Thomas M. Marra                 President, Chief Executive Officer and
                                               Chairman of the Board, Director
               Martin A. Swanson               Vice President
               John C. Walters                 Executive Vice President, Director
               Neal S. Wolin                   Executive Vice President and General Counsel
               Lizabeth H. Zlatkus             Director

               Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 12th day of October, 2005.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
      (Registrant)

By:  Thomas M. Marra                      *By:  /s/ Christopher M. Grinnell
    ----------------------------------          ---------------------------
     Thomas M. Marra, President, Chief              Christopher M. Grinnell
     Executive Officer and Chairman of              Attorney-in-Fact
     the Board*

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
      (Depositor)

By:  Thomas M. Marra
    ----------------------------------
     Thomas M. Marra, President, Chief
     Executive Officer and Chairman of
     the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Michael L. Kalen, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President
     & Chief Accounting Officer*
John C. Walters, Executive Vice President,
     Director*                                 *By:  /s/ Christopher M. Grinnell
Lizabeth H. Zlatkus, Executive Vice President        ---------------------------
     and Chief Financial Officer, Director*             Christopher M. Grinnell
David M. Znamierowski, Executive Vice President &        Attorney-in-Fact
     Chief Investment Officer, Director*
                                                    Date: October 12, 2005


333-91921

                                  EXHIBIT INDEX

(9)  Opinion and Consent of Christopher M. Grinnell, Counsel and
     Assistant Vice President.

(10) Consent of Deloitte & Touche LLP.

(99) Copy of Power of Attorney.